Valuation and Qualifying Accounts	12 Months Ended
Dec. 25, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SCHEDULE II

HORIZON LINES, INC.

VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED DECEMBER 2011, 2010 AND 2009

(IN THOUSANDS)

	Beginning Balance	Charged to Cost and Expenses	Deductions	Charged to other Accounts		Ending Balance
Accounts receivable reserve:
Year ended December 25, 2011:
Allowance for doubtful accounts	$6,128	$2,613	$(2,975)	$—		$5,766
Allowance for revenue adjustments	632	—	(4,229)	4,247	(1)	650

	$6,760	$2,613	$(7,204)	$4,247		$6,416
Year ended December 26, 2010:
Allowance for doubtful accounts	$5,835	$1,478	$(1,185)	$—		$6,128
Allowance for revenue adjustments	757	—	(3,203)	3,078	(1)	632

	$6,592	$1,478	$(4,388)	$3,078		$6,760

Year ended December 20, 2009:
Allowance for doubtful accounts	$6,652	$1,845	$(2,662)	$—		$5,835
Allowance for revenue adjustments	801	—	(5,303)	5,259	(1)	757

	$7,453	$1,845	$(7,965)	$5,259		$6,592
Restructuring costs:
Year ended December 25, 2011	$2,042	$—	$(1,809)	$—		$233
Year ended December 26, 2010	$150	$2,057	$(165)	$—		$2,042
Year ended December 20, 2009	$3,197	$1,001	$(3,563)	$(485	)(2)	$150
Deferred tax assets valuation allowance:
Year ended December 25, 2011	$16,919	$(7,207)	$—	$(1,320	)(3)	$8,392
Year ended December 26, 2010	$8,974	$7,671	$—	$274	(3)	$16,919
Year ended December 20, 2009	$1,262	$9,727	$—	$(2,015	)(3)	$8,974

(1)	These revenue adjustments are recorded as a reduction to revenue.
(2)	Includes $0.5 million of stock-based compensation recorded in additional paid in capital.
(3)	Includes $1.3 million, $0.2 million, and $2.0 million recorded in other comprehensive income (loss).